AXP(R)
Innovations
Fund

2000 ANNUAL REPORT
(PROSPECTUS ENCLOSED)

American
  Express(R)
Funds

(icon of) ruler

AXP Innovations Fund seeks to provide shareholders with long-term capital growth.

(This annual report includes a prospectus that describes in detail the Fund's objective, investment strategy, risks, sales charges, fees and other matters of interest. Please read the prospectus carefully before you invest or send money.)

AMERICAN
 EXPRESS(R)

Investing in the Information Age

In recent years, the most exciting and fastest-growing segment of the global economy has been technology, particularly the transmission of information. AXP Innovations Fund concentrates its investments in stocks of companies on the cutting edge of information technology to create a portfolio that takes advantage of the potential offered by this segment of the market.

Table of Contents

2000 ANNUAL REPORT
The purpose of this annual report is to tell investors how the Fund performed.

From the Chairman                                         3
From the Portfolio Manager                                3
Fund Facts                                                5
The 10 Largest Holdings                                   6
Making the Most of the Fund                               7
The Fund's Long-term Performance                          8
Independent Auditors' Report (Fund)                       9
Financial Statements (Fund)                              10
Notes to Financial Statements (Fund)                     13
Independent Auditors' Report (Portfolio)                 21
Financial Statements (Portfolio)                         22
Notes to Financial Statements (Portfolio)                24
Investments in Securities                                27
Federal Income Tax Information                           30

AXP INNOVATIONS FUND

(picture of) Arne H. Carlson
Arne H. Carlson
Chairman of the board

From the Chairman
The financial markets have always had their ups and downs, but in recent months volatility has become more frequent and intense. While no one can say with certainty what the markets will do, American Express Financial Corporation, the Fund's investment manager, expects economic growth to continue, accompanied by a modest rise in long-term interest rates. But no matter what transpires, this is a great time to take a close look at your goals and investments. We encourage you to:

o Consult a professional investment advisor who can help you cut through mountains of data.

o Set financial goals that extend beyond those achievable through the retirement plan of your employer.

o Learn as much as you can about your current investments.

The portfolio manager's letter that follows provides a review of the Fund's investment strategies and performance. The annual report contains other valuable information as well. The Fund's prospectus describes its investment objectives and how it intends to achieve those objectives. As experienced investors know, information is vital to making good investment decisions.

So, take a moment and decide again whether the Fund's investment objectives and management style fit with your other investments to help you reach your financial goals. And make it a practice on a regular basis to assess your investment options.

On behalf of the Board,

Arne H. Carlson

(picture of) Louis Giglio
Louis Giglio
Portfolio manager

From the Portfolio Manager
Despite periodic, steep sell-offs in technology-related stocks, AXP Innovations Fund enjoyed a strong gain during the past 12 months. For the Fund's fiscal year -- November 1999 through October 2000 -- its Class A shares returned 66.58% (excluding the sales charge).*

It was feast or famine for the stock market and the Fund during the period, as investors went through several mood swings induced by changing perceptions regarding the outlook for corporate profits, inflation and interest rates. Monthly Fund gains reached as high as last February's 35%, which was followed in April by a loss of more than 16%. Overall, though, the ups clearly outweighed the downs.

ANNUAL REPORT - 2000

VOLATILE BUT PRODUCTIVE
The volatility resulted from the Fund's heavy emphasis on technology and telecommunications services/equipment stocks. Respectively, they comprised about 70% and 20% of the investments. Although some of them experienced deep declines, particularly during the spring and fall of 2000, when they were good, they were often remarkably good.

Looking at segments within the tech/telecom areas, I emphasized software (including holdings such as Veritas and BEA Systems), semiconductors (PMC Sierra and Applied Microcircuits) fiber-optic components (SDL and Aeroflex), storage-area networks (Emulex) and routers (Cisco Systems). While many of the holdings are related to the expansion of the Internet, virtually none are of the highly speculative "dot-com" variety, many of which have shown to have little or no staying power in the marketplace. The rest of the portfolio consisted of a few media-related stocks and a small amount of cash reserves. The minor exposure to media reflected my negative outlook for the advertising industry.

As the new fiscal year begins, the stock market continues to be pushed and pulled by conflicting factors. On the positive side, the economy appears to remain healthy and inflation has yet to become a serious threat. On the other hand, there are still concerns about the strength of future corporate profits and the possibility that the Federal Reserve may again raise interest rates. My view is that the long-term outlook is still very bright, especially for stocks of rapidly growing, high-quality companies in the technology and telecommunications sectors, which remain the focus of the Fund. However, that doesn't negate the likelihood of ongoing volatility in these stocks and the need for shareholders to keep a long-term investment perspective.

Louis Giglio

* Prior to April 19, 2000, the Fund had not engaged in a broad public offering of its shares, or been subject to redemption requests. It had sold shares to only one investor. Another factor affecting the Fund's performance was its high concentration in technology investments, particularly in securities of Internet and communication companies. These investments performed well overall and had a greater effect on the Fund's performance than similar investments made by other funds because of the high investment concentration, the lack of cash flow and the smaller size of the Fund. There is no assurance the Fund's future investments will result in the same level of performance.

AXP INNOVATIONS FUND

Fund Facts

Class A-- 12-month performance
(All figures per share)

Net asset value (NAV)
Oct. 31, 2000                                                       $ 5.26
Oct. 31, 1999                                                       $11.27
Decrease                                                            $ 6.01

Distributions-- Nov. 1, 1999 - Oct. 31, 2000
From income and short-term capital gains                            $11.14
From long-term capital gains                                        $ 1.91
Total distributions****                                             $13.05
Total return**                                                     +66.58%

Class B-- 12-month performance
(All figures per share)

Net asset value (NAV)
Oct. 31, 2000                                                       $ 4.77
Oct. 31, 1999                                                       $11.02
Decrease                                                            $ 6.25

Distributions-- Nov. 1, 1999 - Oct. 31, 2000
From income and short-term capital gains                            $11.14
From long-term capital gains                                        $ 1.91
Total distributions****                                             $13.05
Total return**                                                     +65.25%

Class C-- June 26, 2000* - Oct. 31, 2000
(All figures per share)

Net asset value (NAV)
Oct. 31, 2000                                                       $ 4.77
June 26, 2000*                                                      $ 5.05
Decrease                                                            $ 0.28

Distributions-- June 26, 2000* - Oct. 31, 2000
From income and short-term capital gains                            $   --
From long-term capital gains                                        $   --
Total distributions                                                 $   --
Total return**                                                      -5.54%***

Class Y-- 12-month performance
(All figures per share)

Net asset value (NAV)
Oct. 31, 2000                                                       $ 5.25
Oct. 31, 1999                                                       $11.27
Decrease                                                            $ 6.02

Distributions-- Nov. 1, 1999 - Oct. 31, 2000
From income and short-term capital gains                            $11.14
From long-term capital gains                                        $ 1.91
Total distributions****                                             $13.05
Total return**                                                     +66.27%

   * Inception date
  ** The total return is a hypothetical investment in the Fund with all distributions reinvested. Returns do not include sales load. The prospectus discusses the effect of sales charges, if any, on the various classes.
 *** The total return for Class C is not annualized.
**** Total distributions payable to a single corporate shareholder (90% of the distribution relates to a return of capital).

ANNUAL REPORT - 2000

The 10 Largest Holdings

                                      Percent                   Value
                                  (of net assets)       (as of Oct. 31, 2000)
 Veritas Software                      5.04%                $23,267,578
 BEA Systems                           4.74                  21,847,874
 PMC-Sierra                            4.23                  19,492,499
 Aeroflex                              3.96                  18,254,600
 SDL                                   3.83                  17,654,924
 CIENA                                 2.96                  13,666,249
 Powerwave Technologies                2.89                  13,325,813
 Emulex                                2.55                  11,749,999
 Applied Micro Circuits                2.48                  11,456,250
 Cisco Systems                         2.19                  10,101,562

For further detail about these holdings, please refer to the section entitled "Investments in Securities."

(icon of) pie chart

The 10 holdings listed here make up 34.87% of net assets

AXP INNOVATIONS FUND

Making the Most of the Fund

BUILD YOUR ASSETS SYSTEMATICALLY
One of the best ways to invest in the Fund is by dollar-cost averaging -- a time-tested strategy that can make market fluctuations work for you. To dollar-cost average, simply invest a fixed amount of money regularly. You'll automatically buy more shares when the Fund's share price is low, fewer shares when it is high. The chart below shows how dollar-cost averaging works. In these three hypothetical scenarios, you will see six months of share price fluctuations. This strategy does not ensure a profit or avoid a loss if the market declines. But, if you can continue to invest regularly through changing market conditions even when the price of your shares falls or the market declines, it can be an effective way to accumulate shares to meet your long-term goals.

How dollar-cost averaging works

       Jan  Feb  Mar  Apr  May  Jun
$15                   $16  $18  $20
$10    $10  $12  $14
$ 5

Accumulated shares*       Average market           Your average
                          price per share          cost per share

      42.25                    $15                    $14.20
-------------------------------------------------------------------------------

       Jan  Feb  Mar  Apr  May  Jun
$15
$10    $10                      $10
$ 5         $8   $5   $5   $8

Accumulated shares*       Average market           Your average
                          price per share          cost per share

      85.0                     $7.66                  $7.05
-------------------------------------------------------------------------------

       Jan  Feb  Mar  Apr  May  Jun
$15
$10    $10  $8   $6             $7
$ 5                   $4   $4

Accumulated shares*       Average market           Your average
                          price per share          cost per share

     103.5                    $6.50                    $5.80
-------------------------------------------------------------------------------
$100 invested per month. Total invested: $600.

* Shares purchased is determined by dividing the amount invested per month by the current share price.

THREE WAYS TO BENEFIT FROM A MUTUAL FUND:
o your shares increase in value when the Fund's investments do well
o you receive capital gains when the gains on investments sold by the Fund exceed losses
o you receive income when the Fund's stock dividends, interest and short-term gains exceed its expenses.

All three make up your total return. You potentially can increase your investment if, like most investors, you reinvest your dividends and capital gain distributions to buy additional shares of the Fund or another fund.

ANNUAL REPORT - 2000

The Fund's Long-term Performance

How $10,000 has grown in AXP Innovations Fund

$40,000

                                                             $35,338
                                                     AXP Innovations   X
                                                        Fund Class A


$30,000
                         Lipper Science and
                           Technology Funds
                                      Index    X

$20,000                                                X

                                                       S&P 500 Stock Index

$9,425


12/1/96        10/97          10/98              10/99           10/00


Average Annual Total Returns (as of Oct. 31, 2000)
                           1 year       Since inception*
Class A                   +57.00%           +37.55%
Class B                   +63.52%           +38.36%
Class Y                   +66.27%           +39.55%

* Inception date was Nov. 13, 1996.

Assumes: Holding period from 12/1/96 to 10/31/00. Returns do not reflect taxes payable on distributions. Reinvestment of all income and capital gain capital gain distributions for the Fund has a value of $27,028. Also see "Past Performance" in the Fund's current prospectus. On the graph above you can see how the Fund's total return compares to two widely cited performance indexes, the Standard & Poor's 500 Index (S&P 500 Index) and the Lipper Science and Technology Funds Index. In comparing AXP Innovations Fund (Class A) to the two indexes, you should take into account the fact that the Fund's performance reflects the maximum sales charge of 5.75%, while such charges are not reflected in the performance of the indexes. Class C became effective June 26, 2000 and therefore performance information is not presented.

Your investment and return values fluctuate so that your shares, when redeemed, may be worth more or less than the original cost. Average annual total return figures reflect the impact of the applicable sales charge, up to a maximum 5.75%. This was a period of widely fluctuating security prices. Past performance is no guarantee of future results.

Standard & Poor's 500 Index (S&P 500 Index), an unmanaged list of common stocks, is frequently used as a general measure of market performance. The index reflects reinvestment of all distributions and changes in market prices, but excludes brokerage commissions or other fees. However, the S&P 500 companies may be generally larger than those in which the Fund invests.

Lipper Science and Technology Funds Index, an unmanaged index published by Lipper Inc., includes 10 funds that are generally similar to the Fund, although some funds in the index may have somewhat different investment policies or objectives.

AXP INNOVATIONS FUND

The  financial   statements   contained  in  Post-Effective   Amendment  #35  to
Registration Statement No. 33-25824 filed on or about December 21, 2000, are incorporated by reference.

Federal Income Tax Information
(Unaudited)

The Fund is required by the Internal Revenue Code of 1986 to tell its shareholders about the tax treatment of the dividends it pays during its fiscal year. The dividends listed below are reported to you on Form 1099-DIV, Dividends and Distributions. Shareholders should consult a tax advisor on how to report distributions for state and local tax purposes.

AXP Innovations Fund
Fiscal year ended Oct. 31, 2000

Class A
Income distributions taxable as dividend income payable to a single corporate shareholder (90% of the distribution relates to a return of capital), none qualifying for deduction by corporations.

Payable date                                                           Per share
Dec. 23, 1999                                                          $ 1.18459
April 18, 2000                                                           9.95738
Total                                                                  $11.14197

Capital gain distributions payable to a single corporate shareholder (90% of the distribution relates to a return of capital) taxable as long-term capital gain.

Payable date                                                           Per share
Dec. 23, 1999                                                          $ 0.20302
April 18, 2000                                                           1.70640
Total                                                                  $ 1.90942
Total distributions                                                    $13.05139

The distribution of $1.38761 per share, payable Dec. 23, 1999, consisted of $1.18459 from net short-term capital gains and $0.20302 from net long-term capital gains.

The distribution of $11.66378 per share, payable April 18, 2000, consisted of $9.95738 from net short-term capital gains and $1.70640 from net long-term capital gains.

Class B
Income distributions taxable as dividend income payable to a single corporate shareholder (90% of the distribution relates to a return of capital), none qualifying for deduction by corporations.

Payable date                                                           Per share
Dec. 23, 1999                                                          $ 1.18459
April 18, 2000                                                           9.95738
Total                                                                  $11.14197

Capital gain distributions payable to a single corporate shareholder (90% of the distribution relates to a return of capital) taxable as long-term capital gain.

Payable date                                                           Per share
Dec. 23, 1999                                                          $ 0.20302
April 18, 2000                                                           1.70640
Total                                                                  $ 1.90942
Total distributions                                                    $13.05139

The distribution of $1.38761 per share, payable Dec. 23, 1999, consisted of $1.18459 from net short-term capital gains and $0.20302 from net long-term capital gains.

The distribution of $11.66378 per share, payable April 18, 2000, consisted of $9.95738 from net short-term capital gains and $1.70640 from net long-term capital gains.

AXP INNOVATIONS FUND

Class Y
Income distributions taxable as dividend income payable to a single corporate shareholder (90% of the distribution relates to a return of capital), none qualifying for deduction by corporations.

Payable date                                                           Per share
Dec. 23, 1999                                                          $ 1.18459
April 18, 2000                                                           9.95738
Total                                                                  $11.14197

Capital gain distributions payable to a single corporate shareholder (90% of the distribution relates to a return of capital) taxable as long-term capital gain.

Payable date                                                           Per share
Dec. 23, 1999                                                          $ 0.20302
April 18, 2000                                                           1.70640
Total                                                                  $ 1.90942
Total distributions                                                    $13.05139

The distribution of $1.38761 per share, payable Dec. 23, 1999, consisted of $1.18459 from net short-term capital gains and $0.20302 from net long-term capital gains.

The distribution of $11.66378 per share, payable April 18, 2000, consisted of $9.95738 from net short-term capital gains and $1.70640 from net long-term capital gains.

ANNUAL REPORT - 2000

American
  Express(R)
Funds

AXP Innovations Fund
70100 AXP Financial Center
Minneapolis, MN 55474

                          PRSRT STD AUTO
                           U.S. POSTAGE
                               PAID
                             AMERICAN
                             EXPRESS

                                                                S-6395 D (12/00)

This report must be accompanied or preceded by the Fund's current prospectus. Distributed by American Express Financial Advisors Inc. Member NASD. American Express Company is separate from American Express Financial Advisors Inc. and is not a broker-dealer.

AMERICAN
EXPRESS(R)(logo)